                                                          JOHN M. RICHARDS
                                                          SENIOR COUNSEL

General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis MO 63128

                                          September 4, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re:  General American Separate Account Twenty-Eight
           File No. 811-07248

Commissioners:

The Semi-Annual Reports dated June 30, 2009, of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of General American Separate Account Twenty-Eight of General American Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The Semi-Annual Reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

                                          Sincerely,

                                          /s/ John M. Richards
                                          --------------------------------------
                                          John M. Richards
                                          Senior Counsel
                                          Metropolitan Life Insurance Company